GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.54%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 811,777
	Ajax Mortgage Loan Trust(b)
	Series 2018-C Class A
1,103,749	1.36%, 09/25/2065(c)	1,121,653
	Series 2019-D Class A1
323,008	2.96%, 09/25/2065(d)	327,121
	American Credit Acceptance Receivables Trust(b)
	Series 2019-2 Class C
820,000	3.17%, 06/12/2025	834,393
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	368,316
	Series 2020-1 Class D
520,000	2.39%, 03/13/2026	524,764
256,796	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	274,228
	Americredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	757,488
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	335,998
540,000	AMSR Trust(b) Series 2020-SFR2 Class D 3.28%, 07/17/2037	561,416
552,826	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	562,220
620,000	Aqua Finance Trust(b) Series 2020-AA Class D 7.15%, 07/17/2046	633,633
770,000	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	791,799
1,160,000	Avid Automobile Receivables Trust(b) Series 2019-1 Class C 3.14%, 07/15/2026	1,188,406
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2018-1A Class A
915,000	3.70%, 09/20/2024	961,128
	Series 2020-2A Class A
195,000	2.02%, 02/20/2027	196,698
	Bayview Opportunity Master Fund IV Trust(b)
	Series 2017-SPL4 Class A
174,227	3.50%, 01/28/2055(c)	177,654
	Series 2017-SPL4 Class B2
100,000	4.75%, 01/28/2055(c)	106,983
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057(c)	395,838
	Series 2019-RN4 Class A1
126,696	3.28%, 10/28/2034(d)	126,282
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-RN3 Class A1
$ 220,000	3.10%, 09/25/2035(d)	$ 220,000
1,170,000	BCC Funding Corp XVI LLC(b) Series 2019-1A Class D 3.94%, 07/20/2027	1,181,346
772,954	Business Jet Securities LLC(b) Series 2019-1 Class A 4.21%, 07/15/2034	774,664
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	330,823
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	244,650
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	204,037
605,000	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	611,727
	Corevest American Finance Trust(b)
	Series 2018-2 Class A
434,618	4.03%, 11/15/2052	467,059
	Series 2019-3 Class A
345,816	2.71%, 10/15/2052	358,610
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	146,928
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	237,247
	Series 2020-2 Class C
100,000	4.85%, 05/15/2052(c)	112,679
	CPS Auto Receivables Trust(b)
	Series 2020-B Class C
840,000	3.30%, 04/15/2026	871,152
	Series 2020-C Class C
110,000	1.71%, 08/17/2026	110,212
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	283,436
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	303,742
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	253,736
1,293,418	Credit Suisse Mortgage Trust(b)(c) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,298,518
1,005,000	CSMC Trust(b)(c) Series 2018-RPL8 Class A2 4.17%, 07/25/2058	1,003,777
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
160,875	4.03%, 11/20/2047	170,458
	Series 2019-1A Class A23
99,000	4.35%, 05/20/2049	107,727
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	99,984

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2 Class D
$ 105,000	1.92%, 03/23/2026	$ 104,968
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
257,713	4.12%, 07/25/2047	277,969
	Series 2019-1A Class A2
341,420	3.67%, 10/25/2049	362,906
	Drive Auto Receivables Trust
	Series 2018-3 Class D
165,000	4.30%, 09/16/2024	172,367
	Series 2019-4 Class D
250,000	2.70%, 02/16/2027	255,880
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	235,906
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
175,000	2.96%, 04/15/2025	179,233
	Series 2019-4A Class D
585,000	2.85%, 07/15/2025	601,565
	Series 2020-2A Class D
45,000	4.73%, 03/16/2026	48,434
	Series 2020-3A Class C
165,000	1.47%, 06/15/2026	165,442
175,177	Earnest Student Loan Program LLC(b) Series 2017-A Class A2 2.65%, 01/25/2041	177,617
378,875	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	382,884
364,118	ELFI Graduate Loan Program LLC(b) Series 2019-A Class A 2.54%, 03/25/2044	374,132
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024(b)	998,146
	Series 2019-3A Class C
980,000	2.79%, 05/15/2024(b)	1,000,990
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025(b)	982,928
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	329,040
	Series 2020-3A Class D
115,000	1.73%, 07/15/2026	115,292
795,000	Fair Square Issuance Trust(b) Series 2020-AA Class A 2.90%, 09/20/2024	795,048
120,000	First Investors Auto Owner Trust(b) Series 2019-2A Class D 2.80%, 12/15/2025	123,131
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
215,000	1.74%, 09/17/2025	214,835
	Series 2020-SFR1 Class D
200,000	2.24%, 09/17/2025	201,251
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-SFR1 Class E
$ 100,000	2.79%, 08/17/2037	$ 102,247
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	214,867
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	399,466
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	651,901
530,000	Ford Credit Auto Owner Trust Series 2019-C Class A3 1.87%, 03/15/2024	541,919
554,447	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	563,784
152,270	GCAT LLC(b)(d) Series 2019-3 Class A1 3.35%, 10/25/2049	149,080
395,000	Genesis Private Label Amortizing Trust(b) Series 2020-1 Class B 2.83%, 07/20/2030	396,896
	GLS Auto Receivables Trust(b)
	Series 2019-4A Class D
750,000	4.09%, 08/17/2026	761,455
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	346,475
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	914,434
	Series 2020-3A Class E
895,000	4.31%, 07/15/2027	921,273
1,125,000	GM Financial Consumer Automobile Receivables Trust Series 2019-4 Class A3 1.75%, 07/16/2024	1,145,810
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	99,975
1,019,200	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	1,024,225
	Home Partners of America Trust(b)
	Series 2019-1 Class D
191,317	3.41%, 09/17/2039	193,971
	Series 2019-2 Class D
132,673	3.12%, 10/19/2039	138,003
585,000	Honda Auto Receivables Owner Trust Series 2019-4 Class A3 1.83%, 01/18/2024	598,248
561,174	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	514,413
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
110,000	2.49%, 09/20/2029	112,406

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1A Class D
$ 315,000	2.26%, 02/20/2030	$ 316,717
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	100,087
990,000	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	1,052,845
31,698	Kabbage Funding LLC(b) Series 2019-1 Class A 3.83%, 03/15/2024	31,426
475,000	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	474,498
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,031,033
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	785,674
587,925	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	540,917
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
995,000	2.96%, 07/20/2032	1,012,379
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	772,413
178,700	Marlette Funding Trust(b) Series 2019-4A Class A 2.39%, 12/17/2029	180,383
1,095,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2046	1,118,324
610,926	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	612,284
100,000	Navient Private Education Refi Loan Trust(b) Series 2019-GA Class B 3.08%, 10/15/2068	99,316
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
305,000	1.93%, 07/15/2024	312,533
	Series 2020-B Class A3
1,185,000	0.55%, 07/15/2024	1,189,744
619,677	OASIS LLC(b) Series 2020-2A Class A 4.26%, 05/15/2032	620,795
915,000	Octane Receivables Trust(b) Series 2020-1A Class B 1.98%, 06/20/2025	914,825
	OneMain Financial Issuance Trust(b)
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	311,964
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class A
$ 355,000	1.75%, 09/14/2035	$ 357,588
282,863	Planet Fitness Master Issuer LLC(b) Series 2019-1A Class A2 3.86%, 12/05/2049	265,317
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,251,584
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	1,009,002
	Preston Ridge Partners Mortgage LLC(b)(d)
	Series 2019-3A Class A1
135,917	3.35%, 07/25/2024	135,513
	Series 2019-4A Class A1
237,584	3.35%, 11/25/2024	238,167
	Series 2020-1A Class A1
802,861	2.98%, 02/25/2025	799,918
245,609	Pretium Mortgage Credit Partners LLC(b)(d) Series 2019-NPL3 Class A1 3.10%, 07/27/2059	245,828
	Progress Residential Trust
	Series 2018-SFR1 Class A
174,787	3.26%, 03/17/2035(b)	176,219
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035(b)	1,562,746
	Series 2018-SFR3 Class E
135,000	4.87%, 10/17/2035(b)	138,792
	Series 2019-SFR2 Class A
680,917	3.15%, 05/17/2036(b)	703,334
	Series 2019-SFR2 Class E
240,000	4.14%, 05/17/2036	247,084
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036(b)	282,114
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027(b)	145,000
178,722	Prosper Marketplace Issuance Trust(b) Series 2018-2A Class B 3.96%, 10/15/2024	178,877
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
385,000	2.68%, 10/15/2025	396,032
	Series 2020-3 Class D
355,000	1.64%, 11/16/2026	355,323
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	104,760
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	101,435

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-B Class A2A
$ 945,000	2.84%, 06/15/2037	$ 995,568
	SoFi Consumer Loan Program Trust(b)
	Series 2018-1 Class B
160,000	3.65%, 02/25/2027	164,465
	Series 2019-4 Class C
335,000	2.84%, 08/25/2028	330,765
471,600	Taco Bell Funding LLC(b) Series 2018-1A Class A2II 4.94%, 11/25/2048	509,304
	Towd Point Mortgage Trust(b)
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(c)	1,023,536
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(c)	692,529
	Series 2017-4 Class A2
230,000	3.00%, 06/25/2057(c)	247,706
	Series 2017-4 Class M2
225,000	3.25%, 06/25/2057(c)	235,957
	Series 2017-5 Class M2
340,000	1.65%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	334,141
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(c)	105,332
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(c)	172,983
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(c)	330,621
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(c)	1,769,862
	Series 2018-SJ1 Class A1
138,798	4.00%, 10/25/2058(c)	140,173
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(c)	731,762
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(c)	1,015,479
	Series 2019-4 Class A1
442,381	2.90%, 10/25/2059(c)	468,570
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,815,909
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	120,004
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	234,753
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	839,354
	VCAT LLC(b)
	Series 2019-NPL2 Class A1
775,189	3.57%, 11/25/2049(c)	773,520
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-NPL1 Class A1
$ 608,418	3.67%, 08/25/2050(d)	$ 608,208
	Vericrest Opportunity Loan Trust(b)(d)
	Series 2019-NPL2 Class A1
395,792	3.97%, 02/25/2049	396,068
	Series 2019-NPL5 Class A1A
435,100	3.35%, 09/25/2049	435,595
	Series 2019-NPL8 Class A1A
445,486	3.28%, 11/25/2049	445,883
	Series 2020-NPL2 Class A1A
993,049	2.98%, 02/25/2050	993,114
404,791	Veros Automobile Receivables Trust(b) Series 2018-1 Class B 4.05%, 02/15/2024	405,910
166,674	VOLT LXXXIII LLC(b)(d) Series 2019-NPL9 Class 1A 3.33%, 11/26/2049	167,088
1,116,829	VOLT LXXXV LLC(b)(d) Series 2020-NPL1 Class A1A 3.23%, 01/25/2050	1,118,936
375,000	Westlake Automobile Receivables Trust(b) Series 2019-3A Class D 2.72%, 11/15/2024	383,799
TOTAL ASSET-BACKED SECURITIES — 12.54% (Cost $74,793,623)		$76,520,803
BANK LOANS
397,134	Accelerated Health Systems LLC(e) 3.65%, 10/31/2025 1-mo. LIBOR + 3.50%	385,220
556,396	Affinity Gaming LLC(e) 4.25%, 07/03/2023 3-mo. LIBOR + 3.25%	497,047
502,611	AHP Health Partners Inc(e) 5.50%, 06/30/2025 1-mo. LIBOR + 4.50%	501,669
538,650	AI Convoy SARL(e) 4.65%, 01/18/2027 1-mo. LIBOR + 3.50%	531,820
270,237	APLP Holdings LP(e) 3.50%, 04/14/2025 1-mo. LIBOR + 2.50%	269,449
303,000	Applied Systems Inc(e) 8.00%, 09/19/2025 3-mo. LIBOR + 7.00%	306,219
94,763	Aristocrat Technologies Inc(e) 4.75%, 10/19/2024 2-mo. LIBOR + 3.75%	94,585

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 225,000	ASP Navigate Acquisition Corp(e)(f) 4.65%, 09/24/2027 1-mo. LIBOR + 4.50%	$ 221,625
213,925	Aston Finco SARL(e) 4.40%, 10/09/2026 1-mo. LIBOR + 4.25%	209,647
526,061	Asurion LLC(e) 6.65%, 08/04/2025 1-mo. LIBOR + 6.50%	526,436
183,765	Bausch Health Cos Inc(e) 2.90%, 11/27/2025 1-mo. LIBOR + 2.75%	179,285
317,233	Blackhawk Network Holdings Inc(e) 3.16%, 06/16/2025 3-mo. LIBOR + 3.00%	298,860
528,424	Boxer Parent Co Inc(e)(f) 4.40%, 10/02/2025 1-mo. LIBOR + 4.25%	511,779
587,393	Brookfield WEC Holdings Inc(e) 3.75%, 08/01/2025 1-mo. LIBOR + 3.00%	571,869
316,523	BWay Holding Co(e) 3.52%, 04/03/2024 1-mo. LIBOR + 3.25%	298,191
383,760	Calpine Corp(e) 2.40%, 04/05/2026 1-mo. LIBOR + 2.25%	373,087
423,937	Cardtronics USA Inc(e) 4.15%, 06/24/2027 1-mo. LIBOR + 4.00%	422,480
488,580	Carlisle Foodservice Products Inc(e) 4.00%, 03/20/2025 1-mo. LIBOR + 3.00%	432,393
119,700	Carnival Corp(e) 8.50%, 06/26/2025 1-mo. LIBOR + 7.50%	120,797
267,863	CenturyLink Inc(e) 2.40%, 03/15/2027 1-mo. LIBOR + 2.25%	256,814
556,294	CHG Healthcare Services Inc(e) 4.00%, 06/07/2023 3-mo. LIBOR + 3.00%	546,095
474,699	Chobani LLC(e) 4.50%, 10/10/2023 1-mo. LIBOR + 3.50%	468,913
323,705	Citgo Petroleum Corp(e) 6.00%, 03/27/2024 1-mo. LIBOR + 5.00%	306,306
287,100	Commscope Inc(e) 3.40%, 04/04/2026 1-mo. LIBOR + 3.25%	279,145
	Consolidated Communications Inc(e)
323,325	4.00%,10/05/2023 1-mo. LIBOR + 3.00%	320,213
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 275,000	9.91%,10/18/2027(f) 3-mo. LIBOR + 4.75%	$ 268,125
553,780	Cooper-Standard Automotive Inc(e) 2.75%, 11/02/2023 1-mo. LIBOR + 2.00%	470,713
323,305	CPG International LLC(e) 4.12%, 05/06/2024 3-mo. LIBOR + 3.75%	321,958
473,776	CSC SW Holdco Inc(e) 4.25%, 11/14/2022 2-mo. LIBOR + 3.25%	458,497
324,188	Deerfield Dakota Holding LLC(e) 4.75%, 03/05/2027 1-mo. LIBOR + 3.75%	321,891
	Diamond BC BV(e)
769,779	3.26%,09/06/2024 1-mo. LIBOR + 3.00%	718,300
170,000	6.00%,09/06/2024 1-mo. LIBOR + 5.00%	158,631
186,679	Diamond Sports Group LLC(e) 3.40%, 08/24/2026 1-mo. LIBOR + 3.25%	143,743
471,833	Dole Food Co Inc(e) 3.75%, 04/06/2024 1-mo. LIBOR + 2.75%	464,165
691,525	Dun & Bradstreet Corp(e) 3.89%, 02/06/2026 1-mo. LIBOR + 3.75%	684,264
271,724	DynCorp International Inc(e) 7.00%, 08/18/2025 1-mo. LIBOR + 6.00%	269,007
285,906	Envision Healthcare Corp(e) 3.90%, 10/10/2025 1-mo. LIBOR + 3.75%	203,946
435,000	Epicor Software Corp(e) 5.25%, 07/30/2027 1-mo. LIBOR + 4.25%	432,390
	Everi Payments Inc(e)
250,000	3.75%,05/09/2024 1-mo. LIBOR + 2.75%	241,875
44,888	11.50%,05/09/2024 1-mo. LIBOR + 10.50%	45,561
1,115,000	Fieldwood Energy LLC(e) 6.25%, 04/11/2022 1-mo. LIBOR + 5.25%	278,053
516,271	Filtration Group Corp(e) 3.15%, 03/29/2025 1-mo. LIBOR + 3.00%	505,623
593,512	Froneri US Inc(e) 2.40%, 01/31/2027 1-mo. LIBOR + 2.25%	569,957
195,000	Frontier Communications Corp(e) 6.00%, 06/15/2024 1-mo. LIBOR + 2.75%	191,466
403,788	GFL Environmental Inc(e) 4.00%, 05/30/2025 2-mo. LIBOR + 3.00%	401,494

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 405,000	Hamilton Projects Acquiror LLC(e) 5.75%, 06/11/2027 3-mo. LIBOR + 4.75%	$ 391,838
486,374	HB Fuller Co(e) 2.76%, 10/20/2024 1-mo. LIBOR + 2.25%	479,534
654,665	H-Food Holdings LLC(e) 3.15%, 05/23/2025 1-mo. LIBOR + 3.00%	634,718
198,025	Hoya Midco LLC(e) 4.50%, 06/30/2024 6-mo. LIBOR + 3.50%	169,064
200,000	Hyland Software Inc(e)(f) 8.41%, 07/01/2024 3-mo. LIBOR + 3.25%	198,688
398,000	Innophos Holdings Inc(e) 3.90%, 02/04/2027 1-mo. LIBOR + 3.75%	394,020
	Intelsat Jackson Holdings SA(e)
31,336	6.50%,07/13/2021 3-mo. LIBOR + 5.50%	31,780
317,000	8.63%,01/02/2024 3-mo. LIBOR + 8.00%	319,378
630,000	Kloeckner Pentaplast of America Inc(e)(f) 9.41%, 06/30/2022 3-mo. LIBOR + 4.25%	607,163
356,497	Kronos Acquisitions Holding Inc(e) 5.00%, 05/15/2023 2-mo. LIBOR + 4.00%	353,821
40,000	Landry's Finance Acquisition Co(e) 13.00%, 10/04/2023 3-mo. LIBOR + 12.00%	45,200
75,000	LEB Holdings Inc(e)(f) 4.15%, 09/25/2027 1-mo. LIBOR + 4.00%	74,070
443,145	Leslie's Poolmart Inc(e) 3.65%, 08/16/2023 1-mo. LIBOR + 3.50%	434,124
516,190	LifePoint Health Inc(e) 3.90%, 11/17/2025 1-mo. LIBOR + 3.75%	500,704
184,194	Michaels Stores Inc(e)(f) 3.65%, 09/17/2027 1-mo. LIBOR + 3.50%	185,576
615,000	Milano Acquisition Corp(e)(f) 4.15%, 08/17/2027 1-mo. LIBOR + 4.00%	607,312
510,000	Mileage Plus Holdings Inc(e) 6.25%, 06/25/2027 3-mo. LIBOR + 5.25%	518,048
285,065	Milk Specialties Co(e) 5.00%, 08/16/2023 1-mo. LIBOR + 4.00%	275,325
	Navicure Inc(e)
318,400	4.15%,10/22/2026 1-mo. LIBOR + 4.00%	311,037
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 110,000	4.75%,10/22/2026 1-mo. LIBOR + 4.00%	$ 107,663
327,844	Neiman Marcus Group Ltd LLC(e) 6.38%, 10/25/2023 3-mo. LIBOR + 6.38%	49,723
109,725	Northwest Fiber LLC(e) 5.66%, 05/01/2027 1-mo. LIBOR + 5.50%	109,451
528,258	One Call Corp(e)(f) 6.25%, 11/27/2022 2-mo. LIBOR + 5.25%	458,264
335,397	Ortho-Clinical Diagnostics Inc(e) 3.41%, 06/30/2025 1-mo. LIBOR + 3.25%	320,723
125,000	Pacific Gas & Electric Co(e) 5.50%, 05/25/2021 3-mo. LIBOR + 4.50%	124,219
115,000	Packaging Coordinators Midco Inc(e)(f) 3.90%, 09/25/2027 1-mo. LIBOR + 3.75%	114,245
341,339	Panther BF Aggregator 2 LP(e) 3.65%, 04/30/2026 1-mo. LIBOR + 3.50%	332,379
414,124	Parfums Holding Co Inc(e) 4.26%, 06/30/2024 2-mo. LIBOR + 4.00%	405,065
	PetVet Care Centers LLC(e)
132,321	3.40%,02/14/2025 1-mo. LIBOR + 3.25%	129,096
139,647	5.25%,02/14/2025 1-mo. LIBOR + 4.25%	139,298
521,251	Phoenix Guarantor Inc(e) 3.40%, 03/05/2026 1-mo. LIBOR + 3.25%	497,795
526,439	Pi US Mergerco Inc(e) 4.50%, 01/03/2025 3-mo. LIBOR + 3.50%	506,697
460,329	Playa Resorts Holding BV(e) 3.75%, 04/29/2024 1-mo. LIBOR + 2.75%	403,363
646,750	Pug LLC(e) 3.65%, 02/12/2027 1-mo. LIBOR + 3.50%	568,062
87,420	Radiate Holdco LLC(e)(f) 3.65%, 09/10/2026 1-mo. LIBOR + 3.50%	85,768
260,000	Redstone Holdco 2 LP(e) 6.00%, 07/01/2027 3-mo. LIBOR + 5.00%	258,375
85,000	Ryan Specialty Group LLC(e) 3.90%, 07/23/2027 1-mo. LIBOR + 3.75%	84,256
366,541	Scientific Games International Inc(e) 3.61%, 08/14/2024 1-mo. LIBOR + 2.75%	344,961
707,147	Sedgwick Claims Management Services Inc(e) 4.15%, 08/08/2026 1-mo. LIBOR + 4.00%	695,655

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 500,384	Shearer's Foods LLC(e)(f) 4.75%, 03/02/2022 3-mo. LIBOR + 4.00%	$ 497,382
370,000	Sophia LP(e)(f) 3.91%, 09/22/2027 1-mo. LIBOR + 3.75%	367,340
467,650	Sotera Health Holdings LLC(e) 4.66%, 12/11/2026 1-mo. LIBOR + 4.50%	465,429
	SS&C Technologies Inc(e)
121,559	1.90%,04/16/2025 1-mo. LIBOR + 1.75%	117,507
173,021	2.65%,04/16/2025 1-mo. LIBOR + 2.50%	167,254
468,825	Star US Bidco LLC(e) 5.25%, 03/03/2027 1-mo. LIBOR + 4.25%	444,602
288,319	Stars Group Holdings BV(e) 3.72%, 07/10/2025 3-mo. LIBOR + 3.50%	288,109
59,700	Surgery Center Holdings Inc(e) 9.00%, 08/31/2024 1-mo. LIBOR + 8.00%	60,197
272,702	TKC Holdings Inc(e) 4.75%, 02/01/2023 1-mo. LIBOR + 3.75%	255,522
703,237	T-Mobile Inc(e) 3.15%, 04/01/2027 1-mo. LIBOR + 3.00%	702,358
140,871	Transdigm Inc(e) 2.40%, 12/09/2025 1-mo. LIBOR + 2.25%	133,176
542,233	Traverse Midstream Partners LLC(e) 5.00%, 09/27/2024 1-mo. LIBOR + 4.00%	496,957
469,261	UFC Holdings LLC(e) 4.25%, 04/29/2026 2-mo. LIBOR + 3.25%	462,574
	Ultimate Software Group Inc(e)
620,000	4.14%,05/03/2026 1-mo. LIBOR + 4.00%	617,384
20,000	6.89%,05/03/2027 1-mo. LIBOR + 6.75%	20,375
610,000	UPC Broadband Holding BV(e)(f) 3.65%, 01/31/2029 1-mo. LIBOR + 3.50%	589,108
665,564	US Farathane LLC(e) 4.50%, 12/23/2021 3-mo. LIBOR + 3.50%	576,823
343,275	Vertiv Group Corp(e) 3.16%, 03/02/2027 1-mo. LIBOR + 3.00%	336,495
551,879	Viant Medical Holdings Inc(e) 3.90%, 07/02/2025 1-mo. LIBOR + 3.75%	508,073
TOTAL BANK LOANS — 5.81% (Cost $37,045,239)		$35,452,726
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 5.10%
$ 500,000	Allegheny Technologies Inc(g) 5.88%, 12/01/2027	$ 480,475
	Anglo American Capital PLC(b)
1,040,000	5.38%, 04/01/2025	1,195,261
620,000	2.63%, 09/10/2030	614,978
	ArcelorMittal SA
845,000	7.25%, 10/15/2039	1,068,925
2,890,000	7.00%, 03/01/2041	3,598,050
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	651,802
1,690,000	5.25%, 04/01/2042	2,312,760
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,310,995
600,000	Braskem Netherlands Finance BV(b) 4.50%, 01/31/2030	560,250
480,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	488,256
650,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	681,687
	First Quantum Minerals Ltd(b)
200,000	7.25%, 04/01/2023	199,750
800,000	7.50%, 04/01/2025	791,288
200,000	6.88%, 03/01/2026	192,750
285,000	6.88%, 10/15/2027	274,541
	FMC Corp
170,000	3.45%, 10/01/2029	190,153
95,000	4.50%, 10/01/2049	118,701
	Freeport-McMoRan Inc
45,000	5.00%, 09/01/2027	47,071
295,000	4.13%, 03/01/2028	298,688
155,000	4.38%, 08/01/2028	160,263
200,000	4.25%, 03/01/2030	205,000
110,000	4.63%, 08/01/2030	115,660
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029(g)	2,273,809
765,000	2.50%, 09/01/2030	743,579
580,000	Hecla Mining Co 7.25%, 02/15/2028	628,720
350,000	INEOS Group Holdings SA(b) 5.63%, 08/01/2024	353,574
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	809,375
100,000	Kaiser Aluminum Corp(b) 6.50%, 05/01/2025	103,079
485,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(b) 7.00%, 04/15/2025	494,700
375,000	LYB International Finance III LLC 4.20%, 10/15/2049	417,445
310,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	337,921
1,725,000	Newmont Goldcorp Corp 4.88%, 03/15/2042	2,329,411
800,000	Novelis Corp(b) 4.75%, 01/30/2030	780,776

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Nutrition & Biosciences Inc(b)
$1,235,000	2.30%, 11/01/2030	$ 1,242,952
89,000	3.47%, 12/01/2050	89,170
505,000	Olin Corp 5.63%, 08/01/2029	497,420
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	97,757
490,000	Schweitzer-Mauduit International Inc(b) 6.88%, 10/01/2026	516,950
590,000	Steel Dynamics Inc 3.45%, 04/15/2030	650,073
545,000	Teck Resources Ltd 6.13%, 10/01/2035	650,945
280,000	TPC Group Inc(b) 10.50%, 08/01/2024	235,200
665,000	Tronox Inc(b) 6.50%, 05/01/2025	691,600
570,000	United States Steel Corp(b) 12.00%, 06/01/2025	606,759
		31,108,519
Communications — 9.10%
740,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	829,288
420,000	Altice France Holding SA(b) 6.00%, 02/15/2028	400,592
200,000	Altice France SA(b) 5.13%, 01/15/2029	199,560
1,100,000	Amazon.com Inc 2.50%, 06/03/2050	1,116,538
490,000	ANGI Group LLC(b) 3.88%, 08/15/2028	485,100
	AT&T Inc
540,000	4.35%, 03/01/2029	633,830
410,000	4.30%, 02/15/2030	485,420
2,506,000	4.50%, 03/09/2048	2,860,972
1,139,565	3.65%, 09/15/2059(b)	1,100,445
730,000	Baidu Inc 3.43%, 04/07/2030	802,703
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	204,000
	Booking Holdings Inc
520,000	4.50%, 04/13/2027(g)	610,241
850,000	4.63%, 04/13/2030	1,015,845
570,000	Cable Onda SA(b)(g) 4.50%, 01/30/2030	593,256
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
200,000	5.50%, 05/01/2026	208,500
750,000	5.13%, 05/01/2027	789,165
60,000	5.38%, 06/01/2029	65,025
385,000	4.75%, 03/01/2030	407,619
740,000	4.50%, 08/15/2030	777,033
970,000	4.25%, 02/01/2031	1,004,824
35,000	4.50%, 05/01/2032	36,531
Principal Amount(a)		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 765,000	5.13%, 07/01/2049	$ 885,192
2,435,000	4.80%, 03/01/2050	2,783,070
565,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	581,605
	Clear Channel Worldwide Holdings Inc
212,000	9.25%, 02/15/2024	205,513
1,055,000	5.13%, 08/15/2027(b)	1,013,064
	CommScope Inc(b)
435,000	6.00%, 03/01/2026	453,444
530,000	7.13%, 07/01/2028	544,575
135,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	129,600
	Consolidated Communications Inc
510,000	6.50%, 10/01/2022(g)	509,719
650,000	6.50%, 10/01/2028(b)	663,000
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	1,187,491
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	718,250
510,000	5.75%, 01/15/2030	541,982
610,000	4.13%, 12/01/2030	621,742
800,000	4.63%, 12/01/2030	803,784
	Diamond Sports Group LLC / Diamond Sports Finance Co(b)
315,000	5.38%, 08/15/2026	222,862
605,000	6.63%, 08/15/2027(g)	314,600
580,000	DISH DBS Corp 5.00%, 03/15/2023	591,600
105,000	eBay Inc 4.00%, 07/15/2042	117,792
	Expedia Group Inc
1,805,000	6.25%, 05/01/2025(b)	1,989,038
670,000	7.00%, 05/01/2025(b)	724,599
435,000	4.63%, 08/01/2027(b)	456,851
130,000	3.80%, 02/15/2028	130,843
1,170,000	3.25%, 02/15/2030	1,124,505
350,000	Frontier Communications Corp(b)(h)(i) 8.50%, 04/01/2026	353,150
	iHeartCommunications Inc
130,000	6.38%, 05/01/2026	135,431
795,000	8.38%, 05/01/2027	783,075
345,000	5.25%, 08/15/2027(b)	336,375
	Lamar Media Corp
15,000	5.75%, 02/01/2026	15,488
70,000	3.75%, 02/15/2028(b)	69,650
70,000	4.00%, 02/15/2030(b)	70,000
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	92,475
390,000	4.25%, 07/01/2028	395,975

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 280,000	3.63%, 01/15/2029	$ 276,500
425,000	Meredith Corp 6.88%, 02/01/2026	354,875
	Motorola Solutions Inc
379,143	4.60%, 02/23/2028	442,452
265,000	4.60%, 05/23/2029	312,546
	Netflix Inc
120,000	4.88%, 04/15/2028	134,100
270,000	5.88%, 11/15/2028	322,165
30,000	5.38%, 11/15/2029(b)	35,360
810,000	4.88%, 06/15/2030(b)	923,400
460,000	Nexstar Broadcasting Inc(b) 4.75%, 11/01/2028	469,200
285,000	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b) 10.75%, 06/01/2028	310,650
565,000	Outfront Media Capital LLC / Outfront Media Capital Corp(b) 6.25%, 06/15/2025	581,950
	Radiate Holdco LLC / Radiate Finance Inc(b)
110,000	4.50%, 09/15/2026	109,977
365,000	6.50%, 09/15/2028	374,038
	Sirius XM Radio Inc(b)
55,000	4.63%, 07/15/2024	56,891
105,000	5.38%, 07/15/2026	109,274
285,000	5.00%, 08/01/2027	297,702
25,000	5.50%, 07/01/2029	26,880
70,000	Sprint Capital Corp 6.88%, 11/15/2028	87,173
	Sprint Corp
175,000	7.25%, 09/15/2021	183,094
420,000	7.88%, 09/15/2023	481,215
735,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	865,462
945,000	Telesat Canada / Telesat LLC(b)(g) 6.50%, 10/15/2027	951,804
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	43,543
235,000	5.50%, 09/01/2041	284,203
245,000	4.50%, 09/15/2042	265,659
525,000	Telefonica Emisiones SA 7.05%, 06/20/2036	752,912
900,000	Tencent Holdings Ltd(b) 3.98%, 04/11/2029	1,022,367
	T-Mobile USA Inc
110,000	4.50%, 02/01/2026	113,344
1,915,000	3.88%, 04/15/2030(b)	2,177,412
585,000	2.55%, 02/15/2031(b)(g)	606,107
260,000	TripAdvisor Inc(b) 7.00%, 07/15/2025	271,050
760,000	Twitter Inc(b) 3.88%, 12/15/2027	793,440
	Uber Technologies Inc(b)
1,465,000	7.50%, 05/15/2025	1,561,998
Principal Amount(a)		Fair Value
Communications — (continued)
$ 560,000	8.00%, 11/01/2026	$ 596,400
15,000	7.50%, 09/15/2027	16,013
345,000	6.25%, 01/15/2028	354,056
	Univision Communications Inc(b)
610,000	5.13%, 02/15/2025	577,975
155,000	6.63%, 06/01/2027	151,319
	ViacomCBS Inc
120,000	4.20%, 06/01/2029	138,552
1,005,000	4.95%, 01/15/2031	1,201,842
190,000	4.20%, 05/19/2032	216,879
640,000	ViaSat Inc(b) 5.63%, 09/15/2025	627,200
90,000	Videotron Ltd 5.00%, 07/15/2022	93,938
1,075,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	1,069,625
245,000	Virgin Media Secured Finance PLC(b) 5.50%, 08/15/2026	255,412
450,000	Ziggo BV(b) 5.50%, 01/15/2027	471,375
		55,562,156
Consumer, Cyclical — 7.01%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
255,000	5.75%, 04/15/2025	272,213
120,000	3.88%, 01/15/2028	122,256
210,000	4.38%, 01/15/2028	214,158
72,592	Air Canada Pass Through Trust(b) Series 2013-1 Class B 5.38%, 05/15/2021	66,451
750,000	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	783,726
810,000	American Airlines Inc(b) 11.75%, 07/15/2025	781,650
	American Airlines Pass Through Trust
	Series 2016-1 Class B
2,149,989	5.25%, 01/15/2024	1,485,009
	Series 2013-1 Class A
108,948	4.00%, 07/15/2025	90,542
	Series 2017-2 Class B
410,861	3.70%, 10/15/2025	261,343
	Series 2016-3 Class B
1,114,029	3.75%, 10/15/2025	778,319
	Series 2019-1 Class B
662,650	3.85%, 02/15/2028	424,096
605,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	585,338
710,000	American Builders & Contractors Supply Co Inc(b) 4.00%, 01/15/2028	721,537
490,000	American Honda Finance Corp 1.95%, 05/20/2022	502,125

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 550,000	Aramark Services Inc(b) 6.38%, 05/01/2025	$ 572,921
140,000	AutoNation Inc 4.75%, 06/01/2030	165,684
	AutoZone Inc
530,000	3.63%, 04/15/2025	590,885
790,000	4.00%, 04/15/2030	936,366
690,000	Avient Corp(b) 5.75%, 05/15/2025	731,400
308,269	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	254,801
	Caesars Entertainment Inc(b)
180,000	6.25%, 07/01/2025	187,650
170,000	8.13%, 07/01/2027	180,200
20,000	Caesars Resort Collection LLC / CRC Finco Inc(b) 5.75%, 07/01/2025	20,625
115,000	Carnival Corp(b) 11.50%, 04/01/2023	128,913
	Carvana Co(b)
690,000	5.63%, 10/01/2025	680,512
690,000	5.88%, 10/01/2028	681,375
430,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	446,125
425,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	454,750
476,000	Dana Inc 5.38%, 11/15/2027	487,900
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,112,008
300,000	Dollar General Corp 3.50%, 04/03/2030	341,223
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	368,000
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	217,156
390,000	FirstCash Inc(b) 4.63%, 09/01/2028	398,775
	Ford Motor Co
405,000	8.50%, 04/21/2023	441,450
1,031,000	9.00%, 04/22/2025	1,182,052
105,000	9.63%, 04/22/2030	135,581
370,000	Ford Motor Credit Co LLC 4.13%, 08/17/2027	359,825
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	549,250
	General Motors Co
520,000	6.80%, 10/01/2027	631,942
190,000	6.25%, 10/02/2043	224,775
1,215,000	5.20%, 04/01/2045	1,306,830
105,000	6.75%, 04/01/2046	129,293
1,530,000	5.40%, 04/01/2048(g)	1,690,515
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$1,435,000	5.95%, 04/01/2049	$ 1,678,304
275,000	General Motors Financial Co Inc 5.25%, 03/01/2026	309,324
1,350,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	1,275,750
695,000	Hanesbrands Inc(b) 5.38%, 05/15/2025	736,700
607,613	Hawaiian Airlines Pass Through Certificates Series 2013-1 Class B 4.95%, 01/15/2022	548,086
	Hyatt Hotels Corp
50,000	5.38%, 04/23/2025	53,818
85,000	5.75%, 04/23/2030	97,543
200,000	International Game Technology PLC(b) 5.25%, 01/15/2029	202,250
610,000	KAR Auction Services Inc(b) 5.13%, 06/01/2025	609,988
725,000	Lear Corp 3.80%, 09/15/2027	764,787
665,000	Lennar Corp 4.75%, 11/15/2022	693,262
635,000	Live Nation Entertainment Inc(b) 4.75%, 10/15/2027	594,716
865,000	M/I Homes Inc 4.95%, 02/01/2028	890,950
	Marriott International Inc
205,000	5.75%, 05/01/2025	228,573
190,000	4.63%, 06/15/2030	203,319
645,000	Marriott Ownership Resorts Inc 4.75%, 01/15/2028	611,137
420,000	McDonald's Corp 3.63%, 09/01/2049	469,142
740,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	742,054
1,100,860	Norwegian Air Shuttle ASA Pass Through Trust(b) Series 2016-1 Class A 4.88%, 05/10/2028	958,727
	PulteGroup Inc
210,000	4.25%, 03/01/2021	211,313
415,000	7.88%, 06/15/2032	570,625
1,200,000	6.00%, 02/15/2035	1,482,000
200,000	QVC Inc 4.75%, 02/15/2027	205,402
100,000	Royal Caribbean Cruises Ltd(b) 9.13%, 06/15/2023	106,000
	Scientific Games International Inc(b)
550,000	8.25%, 03/15/2026	575,581
215,000	7.00%, 05/15/2028	215,526
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	430,125
538,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	581,040

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 625,000	Under Armour Inc(g) 3.25%, 06/15/2026	$ 589,062
	US Airways Pass Through Trust
	Series 2011-1 Class A
166,234	7.13%, 10/22/2023	141,631
	Series 2012-1 Class A
388,685	5.90%, 10/01/2024	380,746
600,000	Vista Outdoor Inc 5.88%, 10/01/2023	601,500
415,000	Volkswagen Group of America Finance LLC(b) 3.35%, 05/13/2025	453,065
125,000	Wyndham Destinations Inc(b) 6.63%, 07/31/2026	130,951
480,000	Wynn Macau Ltd(b) 5.63%, 08/26/2028	465,600
	Yum! Brands Inc
205,000	7.75%, 04/01/2025(b)	226,525
450,000	4.75%, 01/15/2030(b)	484,875
555,000	3.63%, 03/15/2031	555,000
		42,772,542
Consumer, Non-Cyclical — 8.49%
20,000	Acadia Healthcare Co Inc(b) 5.00%, 04/15/2029	20,275
525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	526,763
725,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 4.63%, 01/15/2027	741,813
820,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(b) 6.63%, 07/15/2026	873,300
673,000	Altria Group Inc 4.80%, 02/14/2029	798,128
830,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	1,028,858
	Anheuser-Busch InBev Worldwide Inc
555,000	4.75%, 01/23/2029	674,653
395,000	4.60%, 04/15/2048	470,029
	Ashtead Capital Inc(b)
650,000	4.38%, 08/15/2027	676,000
415,000	4.25%, 11/01/2029	436,763
60,000	Avantor Funding Inc(b) 4.63%, 07/15/2028	62,250
545,000	Bacardi Ltd(b) 4.70%, 05/15/2028	633,030
620,000	BAT Capital Corp 4.91%, 04/02/2030	730,795
240,000	Bausch Health Americas Inc(b) 9.25%, 04/01/2026	264,000
	Bausch Health Cos Inc(b)
490,000	7.00%, 01/15/2028	518,175
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 375,000	6.25%, 02/15/2029	$ 385,710
865,000	Block Financial LLC 3.88%, 08/15/2030	868,913
375,000	Centene Corp 4.63%, 12/15/2029	404,497
535,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	553,067
365,000	CHS / Community Health Systems Inc(b) 6.63%, 02/15/2025	353,101
767,000	CoStar Group Inc(b) 2.80%, 07/15/2030	794,205
1,200,000	CVS Health Corp 3.25%, 08/15/2029	1,327,640
440,000	DaVita Inc(b) 3.75%, 02/15/2031	423,962
710,000	DP World Ltd(b) 6.85%, 07/02/2037	885,725
	Encompass Health Corp
555,000	4.50%, 02/01/2028	557,775
165,000	4.75%, 02/01/2030	167,399
880,000	Fomento Economico Mexicano SAB de CV 3.50%, 01/16/2050	933,910
360,000	Gartner Inc(b) 3.75%, 10/01/2030	364,158
1,590,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	1,591,176
	HCA Inc
395,000	7.50%, 12/15/2023	450,300
290,000	8.36%, 04/15/2024	341,475
135,000	7.69%, 06/15/2025	158,625
555,000	7.58%, 09/15/2025	661,838
1,565,000	7.05%, 12/01/2027	1,827,137
570,000	4.13%, 06/15/2029	644,045
360,000	7.50%, 11/06/2033	478,800
90,000	7.75%, 07/15/2036	114,750
2,530,000	5.25%, 06/15/2049	3,076,088
600,000	Herbalife Nutrition Ltd / HLF Financing Inc(b)(g) 7.88%, 09/01/2025	644,250
	Hologic Inc(b)
125,000	4.38%, 10/15/2025	127,813
860,000	3.25%, 02/15/2029	865,375
365,000	IHS Markit Ltd 4.25%, 05/01/2029	423,429
200,000	IQVIA Inc(b) 5.00%, 05/15/2027	209,714
285,000	Jaguar Holding Co II / PPD Development LP(b) 5.00%, 06/15/2028	297,469
260,000	Kimberly-Clark de Mexico SAB de CV(b) 2.43%, 07/01/2031	264,620
83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	117,339
	Kraft Heinz Foods Co
505,000	3.88%, 05/15/2027(b)	537,926
140,000	5.00%, 06/04/2042	153,127
695,000	5.20%, 07/15/2045	758,421

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 970,000	4.38%, 06/01/2046	$ 995,723
855,000	4.88%, 10/01/2049(b)	900,494
150,000	4.88%, 10/01/2049	157,981
330,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	334,537
180,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	194,400
	LifePoint Health Inc(b)
5,000	6.75%, 04/15/2025	5,263
280,000	4.38%, 02/15/2027	280,350
	Mylan Inc
330,000	5.40%, 11/29/2043	417,287
280,000	5.20%, 04/15/2048	346,471
1,295,000	Mylan NV 5.25%, 06/15/2046	1,604,131
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
310,000	7.38%, 06/01/2025	314,650
135,000	7.25%, 02/01/2028	140,400
325,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	340,496
	Perrigo Finance Unlimited Co
575,000	4.38%, 03/15/2026	642,452
265,000	3.15%, 06/15/2030	274,622
65,000	Post Holdings Inc(b) 5.75%, 03/01/2027	68,331
995,000	Quanta Services Inc 2.90%, 10/01/2030	1,015,740
	Royalty Pharma PLC(b)
582,000	2.20%, 09/02/2030	578,598
351,000	3.55%, 09/02/2050	338,712
60,000	Sabre Global Inc(b) 9.25%, 04/15/2025	66,034
510,000	Select Medical Corp(b) 6.25%, 08/15/2026	530,400
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,244,025
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	101,008
720,000	Surgery Center Holdings Inc(b)(g) 6.75%, 07/01/2025	717,228
	Tenet Healthcare Corp
40,000	7.50%, 04/01/2025(b)	43,100
1,695,000	5.13%, 05/01/2025	1,696,695
140,000	4.88%, 01/01/2026(b)	142,100
105,000	6.25%, 02/01/2027(b)	108,382
477,000	5.13%, 11/01/2027(b)	490,642
60,000	6.13%, 10/01/2028(b)	58,425
	Teva Pharmaceutical Finance Netherlands III BV
145,000	2.80%, 07/21/2023	138,656
200,000	7.13%, 01/31/2025	210,000
1,385,000	3.15%, 10/01/2026	1,222,262
2,540,000	4.10%, 10/01/2046	2,112,518
805,000	Transurban Finance Co Pty Ltd(b)(g) 2.45%, 03/16/2031	821,187
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	United Rentals North America Inc
$ 50,000	5.88%, 09/15/2026	$ 52,688
150,000	4.88%, 01/15/2028	157,500
360,000	5.25%, 01/15/2030	392,850
155,000	4.00%, 07/15/2030	158,488
940,000	Universal Health Services Inc(b) 2.65%, 10/15/2030	935,789
660,000	Upjohn Inc(b) 4.00%, 06/22/2050	702,646
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	540,489
		51,812,361
Energy — 6.84%(j)
	Aker BP ASA(b)
200,000	3.00%, 01/15/2025	200,580
605,000	2.88%, 01/15/2026	599,018
615,000	3.75%, 01/15/2030	596,055
580,000	4.00%, 01/15/2031	571,934
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	454,400
683,643	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	830,341
600,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	493,500
465,000	Apache Corp 4.63%, 11/15/2025	443,203
650,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	572,000
895,000	BP Capital Markets PLC(k) 4.88%, Perpetual	957,650
368,493	Callon Petroleum Co 6.13%, 10/01/2024	105,021
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	707,012
1,035,000	3.70%, 11/15/2029(b)	1,075,110
290,000	Cheniere Energy Inc(b) 4.63%, 10/15/2028	297,613
200,000	Cheniere Energy Partners LP 5.63%, 10/01/2026	208,000
25,000	Chesapeake Energy Corp(h)(i) 5.75%, 03/15/2023	938
215,000	Citgo Holding Inc(b) 9.25%, 08/01/2024	204,788
435,000	Citgo Petroleum Corp(b) 7.00%, 06/15/2025	429,019
945,000	Concho Resources Inc 2.40%, 02/15/2031	902,997
	Continental Resources Inc
525,000	3.80%, 06/01/2024	486,733

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 805,000	4.38%, 01/15/2028(g)	$ 695,955
500,000	CrownRock LP / CrownRock Finance Inc(b) 5.63%, 10/15/2025	471,250
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	376,020
1,075,000	Diamondback Energy Inc 3.50%, 12/01/2029	1,036,461
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	828,900
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	496,950
	Energy Transfer Operating LP
110,000	3.75%, 05/15/2030	106,466
415,000	5.00%, 05/15/2050	380,958
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,506,802
	EQM Midstream Partners LP(b)
160,000	6.00%, 07/01/2025	165,000
180,000	6.50%, 07/01/2027	190,804
415,000	Geopark Ltd(b) 6.50%, 09/21/2024	391,138
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	76,740
360,000	Hess Corp 5.60%, 02/15/2041	388,914
825,000	HollyFrontier Corp 5.88%, 04/01/2026	903,709
1,650,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	1,836,120
35,000	Kinder Morgan Energy Partners LP 5.00%, 08/15/2042	38,844
	Kinder Morgan Inc
590,000	7.75%, 01/15/2032	820,322
165,000	5.05%, 02/15/2046	186,904
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	262,523
475,000	MEG Energy Corp(b) 7.13%, 02/01/2027	425,994
700,000	Montage Resources Corp 8.88%, 07/15/2023	711,375
	MPLX LP
40,000	4.50%, 07/15/2023	43,347
145,000	4.88%, 06/01/2025	164,357
735,000	Newfield Exploration Co 5.63%, 07/01/2024	714,878
945,000	NGL Energy Partners LP / NGL Energy Finance Corp 6.13%, 03/01/2025	562,275
175,000	NuStar Logistics LP 6.38%, 10/01/2030	181,563
	Occidental Petroleum Corp
253,000	2.70%, 08/15/2022	236,396
19,000	2.70%, 02/15/2023	17,385
145,000	2.90%, 08/15/2024	123,022
60,000	3.50%, 06/15/2025	49,800
280,000	5.88%, 09/01/2025	256,609
10,000	5.55%, 03/15/2026	9,059
Principal Amount(a)		Fair Value
Energy — (continued)
$ 285,000	3.50%, 08/15/2029	$ 218,538
310,000	6.63%, 09/01/2030	285,975
410,000	4.50%, 07/15/2044(g)	293,406
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	246,516
70,000	6.20%, 09/15/2043	73,840
680,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	639,200
620,000	Patterson-UTI Energy Inc(g) 5.15%, 11/15/2029	480,935
840,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	1,088,146
	Petrobras Global Finance BV
25,000	5.30%, 01/27/2025	27,300
1,375,000	5.60%, 01/03/2031(g)	1,468,789
975,000	6.90%, 03/19/2049	1,084,297
1,800,000	Petroleos de Venezuela SA(b)(i) 6.00%, 05/16/2024	45,000
	Petroleos Mexicanos
425,000	6.88%, 08/04/2026	407,853
615,000	6.50%, 03/13/2027	573,487
775,000	5.95%, 01/28/2031(b)	644,505
595,000	6.38%, 01/23/2045	446,250
710,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	793,480
720,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	697,557
	Sabine Pass Liquefaction LLC
420,000	4.20%, 03/15/2028	455,652
1,000,000	4.50%, 05/15/2030(b)	1,125,479
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	69,125
680,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	753,252
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
450,000	5.88%, 04/15/2026	462,015
160,000	4.88%, 02/01/2031(b)	154,948
420,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	459,763
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,716,739
275,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	272,594
		41,777,393
Financial — 17.69%
	Acrisure LLC / Acrisure Finance Inc(b)
325,000	8.13%, 02/15/2024	340,437

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 540,000	7.00%, 11/15/2025	$ 530,482
480,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.65%, 07/21/2027	439,463
100,000	AGFC Capital Trust I(b)(e) 2.02%, 01/15/2067 3-mo. LIBOR + 1.75%	34,168
	Air Lease Corp
55,000	2.25%, 01/15/2023	55,115
595,000	3.38%, 07/01/2025	607,454
10,000	4.63%, 10/01/2028	10,364
95,000	3.25%, 10/01/2029	90,194
380,000	3.00%, 02/01/2030	353,695
1,210,000	Aircastle Ltd 4.25%, 06/15/2026	1,118,843
665,000	Allstate Corp(e) 5.75%, 08/15/2053 3-mo. LIBOR + 2.94%	690,782
	Ally Financial Inc
165,000	3.88%, 05/21/2024	175,812
265,000	4.63%, 03/30/2025	291,032
2,795,000	5.80%, 05/01/2025	3,218,139
1,085,000	5.75%, 11/20/2025	1,217,998
825,000	American Campus Communities Operating Partnership LP REIT 3.88%, 01/30/2031	900,251
	American International Group Inc
60,000	4.88%, 06/01/2022	64,312
75,000	4.13%, 02/15/2024	83,213
635,000	American Tower Corp REIT 2.10%, 06/15/2030	641,156
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,137,588
930,000	Athene Global Funding(b) 2.45%, 08/20/2027	954,910
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	602,565
623,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	590,909
400,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	434,004
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	606,040
4,800,000	Banco Santander SA 5.18%, 11/19/2025	5,455,820
	Bank of America Corp
75,000	4.45%, 03/03/2026	86,112
225,000	4.25%, 10/22/2026	260,388
715,000	4.18%, 11/25/2027	820,006
555,000	3.42%, 12/20/2028(e) 3-mo. LIBOR + 1.04%	618,187
505,000	Bank of Montreal 3.80%, 12/15/2032	562,572
Principal Amount(a)		Fair Value
Financial — (continued)
$ 665,000	Bank of New York Mellon Corp(k) 4.70%, Perpetual	$ 705,565
	Barclays PLC
200,000	5.09%, 06/20/2030(e) 3-mo. LIBOR + 3.05%	225,380
985,000	3.56%, 09/23/2035	968,935
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	195,400
570,000	5.13%, 01/18/2033	548,625
	Brighthouse Financial Inc
199,000	3.70%, 06/22/2027	206,619
553,000	5.63%, 05/15/2030	644,867
	Brixmor Operating Partnership LP REIT
1,335,000	4.13%, 05/15/2029	1,447,477
75,000	4.05%, 07/01/2030	80,464
805,000	Capital One Financial Corp 3.75%, 07/28/2026	875,122
724,000	Charles Schwab Corp(k) 5.38%, Perpetual	784,490
590,000	Citadel LP(b) 4.88%, 01/15/2027	633,729
470,000	Citigroup Inc(e)(k) 6.25%, Perpetual 3-mo. LIBOR + 4.52%	522,029
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	554,815
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	502,279
1,130,000	2.25%, 01/15/2031	1,138,326
295,000	Danske Bank A/S(b)(e) 3.24%, 12/20/2025 3-mo. LIBOR + 1.59%	313,909
	Deutsche Bank AG(e)
490,000	2.22%, 09/18/2024 1-yr. SOFR + 2.16%	493,216
290,000	3.55%, 09/18/2031 1-yr. SOFR + 3.04%	291,415
300,000	Discover Financial Services(k) 6.13%, Perpetual	317,340
173,370	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	155,193
630,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	637,815
700,000	EPR Properties REIT 4.75%, 12/15/2026	669,848
	Equinix Inc REIT
880,000	3.20%, 11/18/2029	969,492
615,000	2.15%, 07/15/2030	622,583
590,000	ESH Hospitality Inc REIT(b) 4.63%, 10/01/2027	578,949
665,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	728,371

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 585,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	$ 655,931
	Fidelity National Financial Inc
975,000	5.50%, 09/01/2022	1,058,136
525,000	3.40%, 06/15/2030	563,780
768,000	Fifth Third Bancorp(k) 4.50%, Perpetual	772,800
1,360,000	GE Capital Funding LLC(b) 4.40%, 05/15/2030	1,461,864
	Global Atlantic Finance Co(b)
770,000	8.63%, 04/15/2021	794,773
445,000	4.40%, 10/15/2029	463,351
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	477,761
288,000	5.75%, 06/01/2028	328,807
280,000	5.30%, 01/15/2029	311,828
	Goldman Sachs Group Inc
630,000	3.85%, 01/26/2027	707,879
1,600,000	6.75%, 10/01/2037	2,315,130
555,000	Healthcare Trust of America Holdings LP REIT 3.10%, 02/15/2030	596,678
427,000	Huntington Bancshares Inc(e)(k) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	399,407
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
805,000	4.75%, 09/15/2024	815,062
840,000	6.25%, 05/15/2026	875,700
380,000	5.25%, 05/15/2027	395,884
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	719,475
	Iron Mountain Inc REIT(b)
375,000	5.00%, 07/15/2028	384,367
755,000	4.88%, 09/15/2029	768,212
530,000	5.25%, 07/15/2030	552,525
570,000	iStar Inc REIT 4.25%, 08/01/2025	531,878
	Jefferies Group LLC
705,000	6.45%, 06/08/2027	859,086
1,140,000	6.25%, 01/15/2036	1,410,891
	JPMorgan Chase & Co(e)
433,000	4.60%, Perpetual(k) 1-yr. SOFR + 3.13%	424,340
415,000	4.01%, 04/23/2029 3-mo. LIBOR + 1.12%	480,458
1,275,000	4.49%, 03/24/2031 1-yr. SOFR + 3.79%	1,553,634
1,415,000	2.96%, 05/13/2031 1-yr. SOFR + 2.52%	1,512,507
875,000	KeyCorp(e)(k) 5.00%, Perpetual 3-mo. LIBOR + 3.61%	882,656
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,299,767
Principal Amount(a)		Fair Value
Financial — (continued)
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
$ 115,000	5.25%, 03/15/2022	$ 112,735
320,000	5.25%, 10/01/2025	296,400
1,620,000	4.25%, 02/01/2027	1,401,300
295,000	Lincoln National Corp(e) 2.31%, 04/20/2067 3-mo. LIBOR + 2.04%	204,288
600,000	MBIA Insurance Corp(b)(e) 11.54%, 01/15/2033 3-mo. LIBOR + 11.26%	210,000
	MetLife Inc
565,000	3.85%, Perpetual(g)(k)	562,881
460,000	5.88%, Perpetual(e)(k) 3-mo. LIBOR + 2.96%	500,250
245,000	9.25%, 04/08/2038(b)	370,423
915,000	10.75%, 08/01/2039	1,487,078
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
85,000	4.63%, 06/15/2025(b)	86,700
370,000	5.75%, 02/01/2027	398,675
	Morgan Stanley
2,455,000	4.10%, 05/22/2023	2,653,501
1,950,000	4.35%, 09/08/2026	2,253,909
285,000	3.95%, 04/23/2027	321,968
	MPT Operating Partnership LP / MPT Finance Corp REIT
295,000	5.00%, 10/15/2027	307,596
195,000	4.63%, 08/01/2029	202,892
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,819,064
675,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	723,937
1,185,000	Natwest Group PLC 6.00%, 12/19/2023	1,333,842
	Navient Corp
35,000	7.25%, 01/25/2022	35,951
5,000	6.50%, 06/15/2022	5,100
80,000	7.25%, 09/25/2023	82,800
265,000	6.13%, 03/25/2024	267,650
10,000	5.88%, 10/25/2024	9,944
445,000	6.75%, 06/15/2026	445,000
790,000	5.00%, 03/15/2027	741,834
250,000	NMI Holdings Inc(b) 7.38%, 06/01/2025	267,187
1,340,000	Old Republic International Corp 4.88%, 10/01/2024	1,520,853
	OneMain Finance Corp
930,000	6.88%, 03/15/2025	1,031,998
235,000	8.88%, 06/01/2025	260,263
615,000	7.13%, 03/15/2026	687,078
50,000	6.63%, 01/15/2028	55,490

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 290,000	5.38%, 11/15/2029	$ 301,600
15,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT(b) 5.88%, 10/01/2028	15,038
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	698,913
555,000	PNC Financial Services Group Inc(e)(k) 5.00%, Perpetual 3-mo. LIBOR + 3.30%	585,913
	Prudential Financial Inc(e)
470,000	5.88%, 09/15/2042 3-mo. LIBOR + 4.17%	494,965
390,000	5.63%, 06/15/2043 3-mo. LIBOR + 3.92%	414,199
1,045,000	Quicken Loans LLC(b) 5.25%, 01/15/2028	1,101,075
	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b)
650,000	3.63%, 03/01/2029	644,312
785,000	3.88%, 03/01/2031	775,187
535,000	Radian Group Inc 4.50%, 10/01/2024	531,094
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	605,668
	Santander Holdings USA Inc
1,360,000	3.50%, 06/07/2024	1,458,517
380,000	4.40%, 07/13/2027	418,360
	Service Properties Trust REIT
90,000	7.50%, 09/15/2025	95,726
755,000	4.95%, 02/15/2027	671,950
	Simon Property Group LP REIT
370,000	2.65%, 07/15/2030(g)	371,752
270,000	3.80%, 07/15/2050	272,892
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	144,450
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,908,517
2,475,000	4.25%, 08/19/2026	2,662,771
	Spirit Realty LP REIT
850,000	3.40%, 01/15/2030	844,562
805,000	3.20%, 02/15/2031	785,023
1,145,000	Standard Chartered PLC(b) 4.64%, 04/01/2031	1,317,142
	Synchrony Financial
890,000	2.85%, 07/25/2022	916,698
575,000	3.95%, 12/01/2027	618,462
425,000	Synovus Financial Corp 5.90%, 02/07/2029	437,750
745,000	Toronto-Dominion Bank 3.63%, 09/15/2031	836,949
730,000	Truist Financial Corp(k) 5.10%, Perpetual	789,093
Principal Amount(a)		Fair Value
Financial — (continued)
$ 450,000	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC REIT 8.25%, 10/15/2023	$ 443,250
580,000	Voya Financial Inc(e) 5.65%, 05/15/2053 3-mo. LIBOR + 3.58%	595,950
625,000	Wells Fargo & Co(e)(k) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	638,811
815,000	Weyerhaeuser Co REIT 4.00%, 04/15/2030	957,637
765,000	Zions Bancorp NA 3.25%, 10/29/2029	765,098
		107,956,742
Industrial — 5.88%
600,000	ARD Finance SA(b)(l) 6.50%, 06/30/2027 PIK rate, 7.25%	596,880
910,000	Aviation Capital Group LLC(b) 5.50%, 12/15/2024	938,717
	Boeing Co
30,000	3.10%, 05/01/2026	29,919
170,000	2.25%, 06/15/2026	165,428
150,000	3.20%, 03/01/2029	147,638
220,000	2.95%, 02/01/2030(g)	212,753
1,285,000	5.15%, 05/01/2030	1,439,515
130,000	3.25%, 02/01/2035	122,083
180,000	3.55%, 03/01/2038	163,705
115,000	3.50%, 03/01/2039	104,323
180,000	5.71%, 05/01/2040	210,109
490,000	3.38%, 06/15/2046	419,082
105,000	3.65%, 03/01/2047	92,517
285,000	3.63%, 03/01/2048	249,932
160,000	3.85%, 11/01/2048	146,304
240,000	3.90%, 05/01/2049	220,736
1,015,000	3.75%, 02/01/2050	928,677
1,800,000	5.81%, 05/01/2050	2,171,175
65,000	3.83%, 03/01/2059	57,174
215,000	3.95%, 08/01/2059	194,165
460,000	5.93%, 05/01/2060(g)	568,063
	Bombardier Inc(b)
415,000	8.75%, 12/01/2021	420,362
1,795,000	6.00%, 10/15/2022	1,660,375
270,000	7.50%, 03/15/2025	202,838
500,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	535,625
	Carrier Global Corp(b)
640,000	2.72%, 02/15/2030	668,298
170,000	3.58%, 04/05/2050	179,366
	Cemex SAB de CV(b)
400,000	5.45%, 11/19/2029	404,500
885,000	5.20%, 09/17/2030	889,336
590,000	Cornerstone Building Brands Inc(b) 6.13%, 01/15/2029	595,900

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Embraer Netherlands Finance BV
$ 205,000	5.05%, 06/15/2025	$ 196,800
1,175,000	5.40%, 02/01/2027	1,113,324
	FedEx Corp
95,000	4.10%, 02/01/2045	108,485
15,000	4.05%, 02/15/2048	17,279
115,000	5.25%, 05/15/2050(g)	154,301
548,000	Flex Ltd 3.75%, 02/01/2026	598,401
980,000	Flowserve Corp 3.50%, 10/01/2030	971,082
85,000	Fortress Transportation & Infrastructure Investors LLC(b) 9.75%, 08/01/2027	90,631
	General Electric Co
710,000	5.00%, Perpetual(e)(k) 3-mo. LIBOR + 3.33%	565,702
355,000	3.63%, 05/01/2030(g)	368,151
260,000	4.50%, 03/11/2044	268,072
170,000	4.35%, 05/01/2050	172,968
	GFL Environmental Inc(b)
240,000	7.00%, 06/01/2026	253,008
187,000	8.50%, 05/01/2027	202,895
730,000	Hillenbrand Inc 5.00%, 09/15/2026	792,050
300,000	Howmet Aerospace Inc 6.88%, 05/01/2025	331,500
	Huntington Ingalls Industries Inc(b)
380,000	3.84%, 05/01/2025	417,460
235,000	4.20%, 05/01/2030	269,474
540,000	Jabil Inc 3.00%, 01/15/2031	550,929
205,000	Keysight Technologies Inc 3.00%, 10/30/2029	223,953
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	497,040
815,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	767,119
	Oshkosh Corp
740,000	4.60%, 05/15/2028	844,920
170,963	3.10%, 03/01/2030	180,954
502,000	Owens Corning 7.00%, 12/01/2036	666,858
292,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b) 7.00%, 07/15/2024	297,256
685,000	Signature Aviation US Holdings Inc(b) 4.00%, 03/01/2028	637,050
	Spirit AeroSystems Inc
345,000	3.95%, 06/15/2023	306,188
455,000	5.50%, 01/15/2025(b)	455,000
680,000	7.50%, 04/15/2025(b)	688,500
60,000	4.60%, 06/15/2028	49,252
1,465,000	Standard Industries Inc(b) 4.38%, 07/15/2030	1,502,013
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 702,500	Stanley Black & Decker Inc 4.00%, 03/15/2060	$ 730,126
1,320,000	Textron Inc 3.00%, 06/01/2030	1,389,358
470,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	467,650
	TransDigm Inc
715,000	6.25%, 03/15/2026(b)	749,713
605,000	5.50%, 11/15/2027	581,435
	Trident TPI Holdings Inc(b)
550,000	9.25%, 08/01/2024	583,853
435,000	6.63%, 11/01/2025	428,475
210,000	Vulcan Materials Co 3.50%, 06/01/2030	235,027
710,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	717,100
415,000	WESCO Distribution Inc(b) 7.25%, 06/15/2028	454,705
225,000	WRKCo Inc 3.00%, 06/15/2033	244,543
		35,876,095
Technology — 2.84%
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	369,985
515,000	Black Knight InfoServ LLC(b) 3.63%, 09/01/2028	520,472
70,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.50%, 01/15/2028	75,804
	Broadcom Inc
2,700,000	4.75%, 04/15/2029	3,135,647
1,260,000	4.15%, 11/15/2030	1,414,584
1,000,000	4.30%, 11/15/2032	1,140,069
435,000	CDW LLC / CDW Finance Corp 4.13%, 05/01/2025	447,763
415,000	Change Healthcare Holdings LLC / Change Healthcare Finance Inc(b) 5.75%, 03/01/2025	420,187
930,000	Citrix Systems Inc 3.30%, 03/01/2030	992,569
	Dell International LLC / EMC Corp(b)
150,000	7.13%, 06/15/2024	156,045
290,000	8.10%, 07/15/2036	380,893
625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	794,064
930,000	HP Inc 3.40%, 06/17/2030	996,230
725,000	Microchip Technology Inc(b) 4.25%, 09/01/2025	752,102
	Micron Technology Inc
170,000	5.33%, 02/06/2029	204,338
1,740,000	4.66%, 02/15/2030	2,042,197
75,000	NCR Corp(b) 5.25%, 10/01/2030	75,000

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 115,000	Open Text Corp(b) 3.88%, 02/15/2028	$ 116,329
650,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	668,486
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	386,508
750,000	Science Applications International Corp(b) 4.88%, 04/01/2028	761,467
215,000	Seagate HDD Cayman(b) 4.13%, 01/15/2031	231,869
105,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	111,586
	VMware Inc
230,000	3.90%, 08/21/2027	256,751
320,000	4.70%, 05/15/2030	378,579
515,000	Xerox Holdings Corp(b) 5.50%, 08/15/2028	507,391
		17,336,915
Utilities — 2.67%
	AES Corp
65,000	5.50%, 04/15/2025	67,020
20,000	6.00%, 05/15/2026	21,038
195,000	5.13%, 09/01/2027	207,695
260,000	3.95%, 07/15/2030(b)	287,290
772,000	American Electric Power Co Inc 2.30%, 03/01/2030	794,875
	Calpine Corp(b)
235,000	4.50%, 02/15/2028	240,673
355,000	5.13%, 03/15/2028	367,425
720,000	CMS Energy Corp 4.75%, 06/01/2050	762,596
695,000	Dominion Energy Inc 3.38%, 04/01/2030	782,879
561,000	DPL Inc 4.35%, 04/15/2029	598,867
	Edison International
70,000	4.95%, 04/15/2025	76,607
765,000	4.13%, 03/15/2028	784,486
765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	1,038,322
250,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	227,680
955,000	FirstEnergy Corp 3.40%, 03/01/2050	925,596
200,000	IPALCO Enterprises Inc(b) 4.25%, 05/01/2030	226,145
600,000	National Fuel Gas Co 5.50%, 01/15/2026	654,839
1,570,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	1,599,827
	NRG Energy Inc
210,000	5.75%, 01/15/2028	226,538
390,000	4.45%, 06/15/2029(b)	430,150
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 215,000	5.25%, 06/15/2029(b)	$ 233,812
925,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	996,687
	PG&E Corp
340,000	5.25%, 07/01/2030	328,950
740,000	3.50%, 08/01/2050	666,632
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	179,392
545,000	6.63%, 01/15/2028	527,969
	Vistra Operations Co LLC(b)
2,700,000	3.70%, 01/30/2027	2,838,206
190,000	4.30%, 07/15/2029	207,008
		16,299,204
TOTAL CORPORATE BONDS AND NOTES — 65.62% (Cost $372,980,940)		$400,501,927
CONVERTIBLE BONDS
Communications — 0.79%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,342,258
435,000	Palo Alto Networks Inc(b) 0.38%, 06/01/2025	460,565
		4,802,823
Consumer, Non-Cyclical — 0.34%
	BioMarin Pharmaceutical Inc
590,000	0.60%, 08/01/2024(g)	619,118
1,330,000	1.25%, 05/15/2027(b)	1,300,729
140,000	Chegg Inc(b)(m) 0.00%, 09/01/2026	139,510
		2,059,357
Energy — 0.00%(j)
275,000	Chesapeake Energy Corp(h)(i) 5.50%, 09/15/2026	8,965
Utilities — 0.03%
175,000	NRG Energy Inc 2.75%, 06/01/2048	181,254
TOTAL CONVERTIBLE BONDS — 1.16% (Cost $7,402,832)		$7,052,399
FOREIGN GOVERNMENT BONDS AND NOTES
270,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	214,515
	Brazilian Government International Bond
355,000	3.88%, 06/12/2030(g)	354,645
360,000	4.75%, 01/14/2050	349,384

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$ 275,000	3.13%, 04/15/2031	$ 281,875
600,000	4.13%, 05/15/2051	623,400
	Dominican Republic International Bond(b)
325,000	6.88%, 01/29/2026	361,563
550,000	5.95%, 01/25/2027	590,150
205,000	5.88%, 01/30/2060	193,725
	Egypt Government International Bond(b)
885,000	7.60%, 03/01/2029	906,576
710,000	8.50%, 01/31/2047	685,904
300,000	8.88%, 05/29/2050	296,868
765,000	Ghana Government International Bond(b) 8.13%, 03/26/2032	669,068
	Indonesia Government International Bond
1,030,000	4.35%, 01/08/2027(b)	1,180,220
730,000	2.85%, 02/14/2030	766,614
1,355,000	4.20%, 10/15/2050	1,564,963
645,000	Israel Government International Bond 2.75%, 07/03/2030	711,790
510,000	Kenya Government International Bond(b) 8.00%, 05/22/2032	502,505
138,650(n)	Mexican Bonos MXN, 6.50%, 06/09/2022	647,660
1,785,000	Mexico Government International Bond 4.50%, 01/31/2050	1,883,175
355,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	440,200
610,000	Nigeria Government International Bond(b)(g) 7.88%, 02/16/2032	581,220
	Panama Government International Bond
535,000	4.30%, 04/29/2053	657,381
575,000	3.87%, 07/23/2060(g)	658,375
505,000	Philippine Government International Bond 3.70%, 03/01/2041	582,847
	Qatar Government International Bond(b)
615,000	3.75%, 04/16/2030	712,534
470,000	4.40%, 04/16/2050	604,749
	Republic of South Africa Government International Bond
335,000	4.85%, 09/27/2027	330,163
355,000	5.88%, 06/22/2030	362,512
580,000	5.65%, 09/27/2047(g)	490,970
	Russian Foreign Eurobond
1,200,000	4.38%, 03/21/2029	1,376,827
600,000	5.25%, 06/23/2047	794,378
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Saudi Government International Bond(b)
$1,390,000	3.63%, 03/04/2028	$ 1,539,786
975,000	3.25%, 10/22/2030	1,058,831
910,000	4.50%, 10/26/2046	1,092,109
	Turkey Government International Bond
360,000	4.88%, 10/09/2026	329,134
1,845,000	7.63%, 04/26/2029	1,898,597
	Ukraine Government International Bond(b)
1,020,000	7.75%, 09/01/2025	1,021,204
465,000	7.25%, 03/15/2033	427,242
560,000	Uruguay Government International Bond 5.10%, 06/18/2050	751,100
1,700,000	Venezuela Government International Bond(i) 7.65%, 04/21/2025	131,750
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.69% (Cost $29,188,565)		$28,626,509
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.31%
	Arroyo Mortgage Trust(b)(c)
	Series 2018-1 Class A1
196,236	3.76%, 04/25/2048	200,105
	Series 2019-1 Class A1
497,560	3.81%, 01/25/2049	513,328
	Series 2019-2 Class A1
418,870	3.35%, 04/25/2049	430,828
162,002	Brass No 8 PLC(b)(e) Series 8A Class A1 0.98%, 11/16/2066 3-mo. LIBOR + 0.70%	162,446
985,000	BX Trust(b)(c) Series 2019-OC11 Class D 4.08%, 12/09/2041	955,095
	Citigroup Mortgage Loan Trust(b)(c)
	Series 2018-A Class A1
97,996	4.00%, 01/25/2068	98,433
	Series 2019-IMC1 Class A1
496,414	2.72%, 07/25/2049	504,678
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	202,869
315,187	COLT Mortgage Loan Trust(b)(c) Series 2020-1 Class A1 2.49%, 02/25/2050	318,611
760,000	Credit Suisse Mortgage Trust Series 2020-RPL4 Class A1 2.00%, 01/25/2060	784,381
	CSMC Trust(b)(c)
	Series 2019-RP10 Class A1
248,294	3.12%, 12/26/2059	250,090

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-RPL3 Class A1
$ 270,000	2.69%, 03/25/2060	$ 270,000
235,000	DBUBS Mortgage Trust(b)(c) Series 2017-BRBK Class D 3.65%, 10/10/2034	242,469
577,320	Deephaven Residential Mortgage Trust(b)(c) Series 2018-3A Class A1 3.79%, 08/25/2058	579,128
250,411	Ellington Financial Mortgage Trust(b)(c) Series 2019-2 Class A3 3.05%, 11/25/2059	254,616
	Galton Funding Mortgage Trust(b)(c)
	Series 2018-2 Class A41
417,367	4.50%, 10/25/2058	426,542
	Series 2019-H1 Class A1
231,107	2.66%, 10/25/2059	235,668
	Series 2020-H1 Class A1
745,422	2.31%, 01/25/2060	759,524
	GCAT LLC(b)(d)
	Series 2019-NQM1 Class A1
325,679	2.99%, 02/25/2059	330,732
	Series 2020-1 Class A1
271,572	2.98%, 01/26/2060	267,109
385,047	GCAT Trust(b)(c) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	400,418
86,987	Grand Avenue Mortgage Loan Trust(b) Series 2017-RPL1 Class A1 3.25%, 08/25/2064	85,206
430,000	GS Mortgage Securities Corp Trust(b)(c) Series 2013-PEMB Class D 3.67%, 03/05/2033	340,838
	Homeward Opportunities Fund I Trust(b)(c)
	Series 2018-2 Class A1
145,551	3.99%, 11/25/2058	150,743
	Series 2019-1 Class A1
527,868	3.45%, 01/25/2059	536,791
	JP Morgan Mortgage Trust(c)
	Series 2005-A5 Class 1A2
209,003	2.87%, 08/25/2035	212,460
	Series 2014-2 Class 2A2
511,496	3.50%, 06/25/2029(b)	522,358
820,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class AS 4.11%, 08/15/2048	910,731
235,000	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 1A 2.28%, 12/22/2069	240,179
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
413,543	3.25%, 11/25/2059(d)	413,518
	Series 2020-GS1 Class A1
444,935	2.88%, 10/25/2059(d)	446,058
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-GS5 Class A1
$ 114,281	3.25%, 06/25/2060	$ 115,010
980,000	LHOME Mortgage Trust(b)(d) Series 2019-RTL1 Class A1 4.58%, 10/25/2023	994,888
330,000	Mello Warehouse Securitization Trust(b)(e) Series 2019-1 Class C 1.35%, 06/25/2052 1-mo. LIBOR + 1.20%	329,335
734,045	MetLife Securitization Trust(b)(c) Series 2019-1A Class A1A 3.75%, 04/25/2058	787,072
	Mill City Mortgage Loan Trust(b)(c)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	657,482
	Series 2019-GS1 Class A1
494,774	2.75%, 07/25/2059	516,884
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
1,753,637	4.00%, 03/25/2057(c)	1,896,859
	Series 2019-NQM1 Class A1
1,008,868	3.67%, 01/25/2049(c)	1,027,307
	Series 2020-NPL2 Class A1
444,840	3.23%, 08/25/2060(d)	444,885
	Onslow Bay Mortgage Loan Trust(b)(c)
	Series 2018-EXP2 Class 1A1
656,563	4.00%, 07/25/2058	667,553
	Series 2019-INV1 Class A3
318,188	4.50%, 11/25/2048	331,399
260,900	OSAT Trust(b)(d) Series 2020-RPL1 Class A1 3.07%, 12/26/2059	264,805
	Preston Ridge Partners Mortgage LLC
	Series 2019-1A Class A1
1,197,403	4.50%, 01/25/2024(b)(d)	1,206,578
	Series 2020-2 Class A1
1,136,332	3.67%, 08/25/2025(b)(d)	1,136,420
	Series 2020-3 Class A1
951,000	2.88%, 09/25/2025(c)	950,984
1,326,845	Provident Funding Mortgage Trust(b)(c) Series 2019-1 Class A2 3.00%, 12/25/2049	1,370,986
521,281	RCKT Mortgage Trust(b)(c) Series 2020-1 Class A1 3.00%, 02/25/2050	537,123
	RCO V Mortgage LLC(b)(d)
	Series 2019-1 Class A1
10,746	3.72%, 05/24/2024	10,829
	Series 2020-1 Class A1
314,000	3.10%, 09/25/2025	314,036
1,228,493	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	1,250,393

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 184,630	Sequoia Mortgage Trust(b)(c) Series 2019-CH2 Class A1 4.50%, 08/25/2049	$ 189,924
990,654	Starwood Mortgage Residential Trust(b)(c) Series 2019-IMC1 Class A1 3.47%, 02/25/2049	1,014,947
656,966	Towd Point Trust(b)(e) Series 2019-HE1 Class A1 1.05%, 04/25/2048 1-mo. LIBOR + 0.90%	654,451
840,000	TVC Mortgage Trust(b)(d) Series 2020-RTL1 Class M 5.19%, 09/25/2024	740,048
780,000	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 5.75%, 05/10/2045	573,439
	Verus Securitization Trust(b)(c)
	Series 2018-2 Class B1
585,000	4.43%, 06/01/2058	607,039
	Series 2018-3 Class A1
346,402	4.11%, 10/25/2058	354,886
	Series 2019-INV1 Class A1
513,856	3.40%, 12/25/2059	527,294
513,515	Wells Fargo Mortgage Backed Securities Trust(b)(c) Series 2020-4 Class A1 3.00%, 07/25/2050	530,404
390,000	WFRBS Commercial Mortgage Trust Series 2014-C24 Class AS 3.93%, 11/15/2047	400,366
		32,449,578
U.S. Government Agency — 0.18%
	Federal National Mortgage Association
576,139	4.00%, 09/01/2047	616,833
436,125	4.00%, 05/01/2048	464,527
		1,081,360
TOTAL MORTGAGE-BACKED SECURITIES — 5.49% (Cost $33,382,361)		$33,530,938
MUNICIPAL BONDS AND NOTES
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	137,940
2,435,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,513,237
TOTAL MUNICIPAL BONDS AND NOTES — 0.43% (Cost $2,552,602)		$2,651,177
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$ 760,000	0.13%, 07/31/2022	$ 759,852
2,860,000	2.25%, 08/15/2049	3,401,054
1,275,000	2.38%, 11/15/2049	1,556,645
6,295,000	2.00%, 02/15/2050	7,120,235
1,695,000	1.25%, 05/15/2050(g)	1,606,277
TOTAL U.S. TREASURY BONDS AND NOTES — 2.37% (Cost $13,624,916)		$14,444,063
Shares
COMMON STOCK
Basic Materials — 0.07%
43,327	Hexion Holdings Corp Class B(o)	444,102
Communications — 0.16%
33,353	AT&T Inc	950,894
Energy — 0.03%
10,312	Denbury Inc(o)	181,483
TOTAL COMMON STOCK — 0.26% (Cost $4,792,372)		$1,576,479
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.17%
10,938	Bunge Ltd 4.88%	1,047,601
Energy — 0.10%
4,471	Chesapeake Energy Corp 5.00%	2,065
12,538	El Paso Energy Capital Trust I 4.75%	586,403
		588,468
Financial — 0.30%
684	Bank of America Corp 7.25%	1,017,792
582	Wells Fargo & Co 7.50%	781,073
		1,798,865
Utilities — 0.01%
1,856	NextEra Energy Inc 5.28%	87,287
TOTAL CONVERTIBLE PREFERRED STOCK — 0.58% (Cost $3,760,455)		$3,522,221

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
208,000	BlackRock FedFund Institutional Class(p), 0.00%(q)	$ 208,000
208,000	Federated Hermes Government Obligations Fund Premier Shares(p), 0.04%(q)	208,000
208,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(p), 0.03%(q)	208,000
276,000	Goldman Sachs Financial Square Government Fund Institutional Class(p), 0.00%(q)	276,000
208,000	Invesco Government & Agency Portfolio Institutional Class(p), 0.02%(q)	208,000
276,000	JPMorgan U.S. Government Money Market Fund Capital Shares(p), 0.01%(q)	276,000
72,000	Morgan Stanley Government Portfolio Institutional Class(p), 0.02%(q)	72,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.24% (Cost $1,456,000)		$1,456,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.93%
$5,700,000	Federal Home Loan Bank 0.01%, 10/01/2020	5,700,000
Repurchase Agreements — 2.23%
2,877,532	Undivided interest of 11.46% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $2,877,532 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(p)	2,877,532
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,579,838	Undivided interest of 5.07% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $3,579,838 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(p)	$ 3,579,838
3,579,838	Undivided interest of 5.13% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $3,579,838 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(p)	3,579,838
3,579,838	Undivided interest of 5.29% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $3,579,838 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(p)	3,579,838
		13,617,046
TOTAL SHORT TERM INVESTMENTS — 3.16% (Cost $19,317,046)		$19,317,046
TOTAL INVESTMENTS — 102.35% (Cost $600,296,951)		$624,652,288
OTHER ASSETS & LIABILITIES, NET — (2.35)%		$(14,354,285)
TOTAL NET ASSETS — 100.00%		$610,298,003

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2020. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(f)	All or a portion of this position has not settled as of September 30, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at September 30, 2020.
(h)	Security in bankruptcy.
(i)	Security in default.
(j)	Represents less than 0.005% of net assets.
(k)	Security has no contractual maturity date and pays an indefinite stream of interest.
(l)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(m)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(n)	Principal amount is stated in 100 Mexican Peso Units.
(o)	Non-income producing security.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of September 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
MXN	Mexican Peso
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for Common Stock and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020